ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I BALANCE SHEET (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,671,230	$ 13,070,987	$ 26,750,427	$ 27,294,819
Prepaid expenses and other current assets	385,967	523,381
Total current assets	10,431,364	24,157,274
Total assets	12,138,406	56,170,162
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	7,187,630	9,353,484
Total current liabilities	12,085,244	17,777,557
Shareholders' equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,732,446,560 and 4,730,648,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	236,485	236,575
Additional paid-in capital	178,195,109	177,182,895
Accumulated deficit	(176,368,243)	(141,940,509)
Accumulated other comprehensive loss	(2,010,189)	(1,912,415)
Total Ku6 Media Co., Ltd. shareholders' equity	53,162	33,566,546
Total liabilities and equity	12,138,406	56,170,162
Ku6 Media Co., Ltd. [Member]
Assets
Cash and cash equivalents	56,999	5,219,295	7,754,457	11,048,500
Prepaid expenses and other current assets	250,091	312,174
Amount due from subsidiaries and variable interest entities	15,709,401	3,003,202
Amount due from related parties	1,741,836	6,096,800
Total current assets	17,758,327	14,631,471
Investments in subsidiaries	8,082,866	21,046,640
Total assets	25,841,193	35,678,111
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	701,375	664,896
Amounts due to subsidiaries and variable interest entities	24,711,656	1,071,669
Amount due to related parties	375,000	375,000
Total current liabilities	25,788,031	2,111,565
Shareholders' equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,732,446,560 and 4,730,648,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	236,485	236,575
Additional paid-in capital	178,195,109	177,182,895
Accumulated deficit	(176,368,243)	(141,940,509)
Accumulated other comprehensive loss	(2,010,189)	(1,912,415)
Total Ku6 Media Co., Ltd. shareholders' equity	53,162	33,566,546
Total liabilities and equity	$ 25,841,193	$ 35,678,111